SHARE CAPITAL - Narrative - Warrants (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 03, 2021 CAD ($) $ / shares shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2022 CAD ($) shares	Nov. 10, 2021 CAD ($) shares	Feb. 04, 2021
Disclosure of classes of share capital [line items]
Proceeds from exercise of warrants | $		$ 362	$ 2,928
Number of warrants held in escrow (in shares)		0	3,125,032
Increase (decrease) through share-based payment transactions, equity | $		$ 4,686	$ 18,030
Warrants
Disclosure of classes of share capital [line items]
Increase (decrease) through share-based payment transactions, equity | $		$ 6	$ 40
Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Warrant, conversion ratio		0.5
Exercised (in shares)		1,164,638	3,231,261
Number of Other Equity Instruments Issued in Share-Based Payment Arrangement			658,860
Disclosure of significant unobservable inputs used in fair value measurement of equity [table]
Number of other equity instruments expired in share-based payment arrangement		(1,153,713)
2021 Warrants
Disclosure of classes of share capital [line items]
Warrant, conversion ratio					0.5
August 2021 Compensation Common Share Warrant
Disclosure of classes of share capital [line items]
Exercise Price of Other Equity Instruments in Share-based Payment Arrangement | $ / shares	$ 3.40
Proceeds from exercise of warrants | $	$ 1,299
Number of Other Equity Instruments Issued in Share-Based Payment Arrangement	658,860
Share Purchase Warrants, November 15, 2025 expiry
Disclosure of classes of share capital [line items]
Warrants and Rights Outstanding | $				$ 12
Class of Warrant or Right, Outstanding				1,150,000